LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Disclosure of detailed information about lease obligation [Table Text Block]
	December 31,	December 31,
	2023	2022

Balance at the beginning of the year	$1,073	$1,001
Additions	221	344
Interest	94	64
Payments	(436)	(282)
Effects of movement in exchange rates	59	(54)
Balance at the end of the year	1,011	1,073
Less: Current portion	436	261
Non-current lease liabilities	$575	$812